Significant Accounting Policies - Schedule of Fair Value of Held to Maturity Securities (Q2) (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Marketable Securities [Line Items]
Carrying Value	$ 191,653,961	$ 194,224,782
Gross Unrealized Gains		43,626
Gross Unrealized Losses	(12,912)
Fair Value	191,641,049	194,268,408
Cash [Member]
Marketable Securities [Line Items]
Carrying Value	1,483	1,034
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	1,483	1,034
U.S. Treasury Bills [Member]
Marketable Securities [Line Items]
Carrying Value	191,652,478	194,223,748
Gross Unrealized Gains		43,626
Gross Unrealized Losses	(12,912)
Fair Value	$ 191,639,566	$ 194,267,374